Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 09, 2020
Registrant Name	dei_EntityRegistrantName	Tidal ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 09, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 11, 2020
Prospectus Date	rr_ProspectusDate	Oct. 11, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A